Related Party Transactions - Additional Information (Detail) (USD $)	3 Months Ended		12 Months Ended			1 Months Ended
	Mar. 30, 2013	Mar. 31, 2012	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011	Jan. 31, 2013 Entities affiliated with Sponsors	Mar. 30, 2013 Entities affiliated with Sponsors	Dec. 29, 2012 Entities affiliated with Sponsors	Jan. 01, 2013 Entities affiliated with Sponsors Senior Subordinated Notes
Related Party Transaction [Line Items]
Management fee	$ 800,000		$ 800,000
Management fees and related expenses	3,000,000	3,000,000	10,000,000	10,000,000	11,000,000
Transaction fees	1,000,000		3,000,000		1,000,000
Amount held in principal of debt facilities	4,802,805,000		4,764,899,000	4,437,840,000			372,000,000	736,000,000	355,000,000
Principal senior notes sales, purchased by the affiliates						$ 6,000,000